Harbor Large Cap Value Fund Investment Strategy - Harbor Large Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks of large cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large cap companies. The Fund defines large cap companies as those with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2025, the range of the Index was $1 billion to $3.79 trillion, but it is expected to change frequently. The Subadvisor employs a fundamental, bottom-up research driven approach to identify approximately 35 to 45 companies for investment by the Fund. The Subadvisor focuses on those companies that it believes are higher quality businesses that are undervalued by the market relative to what the Subadvisor believes to be their fair value. The Subadvisor seeks to identify higher quality companies by focusing on the following attributes: ■Attractive business fundamentals ■Strong financials ■Experienced, motivated company management ■High and/or consistently improving market position, return on invested capital and operating margins The Subadvisor then assesses the attractiveness of the valuations of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios and break-up values, among others. The Subadvisor looks for potential catalysts for the company’s business that could help unlock what the Subadvisor believes is the company’s true value, including: ■Productive use of strong free cash flow ■Restructuring and/or productivity gains ■Change in management or control ■Innovative, competitively superior products ■Accretive acquisitions or divestitures The Subadvisor also considers environmental, social and governance (“ESG”) factors to be integral components of its analysis and engages with companies on these topics. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. ESG criteria represent only one of several factors considered in making investment decisions. Accordingly, ESG factors may not be assessed for every investment, and the Fund may invest in companies with lower ESG ratings when other investment considerations are deemed favorable. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Subadvisor may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.